Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Instruments

The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:

	Classification	Level	12/31/2025	12/31/2024
Financial liabilities:
Derivative warrants (note 17)	FVTPL	Level 1	9,475	7,663
Exposure premium - debentures (note 15)	FVTPL	Level 3	2,940	2,940
Deferred consideration on acquisitions (note 5)	Amortized cost		277,348	277,183
Loans and financing (note 13)	Amortized cost		758	2,887
Debentures (note 15)	Amortized cost		7,992	40,740
Related parties (note 9)	Amortized cost		-	1,078

Schedule of Measurement and Reconciliation of Financial Liabilities

Measurement and reconciliation of level 3 financial liabilities

Balance at January 31, 2024	146,361
Additions	50,279
Payments	(7,800)
Transfer of contingent consideration to Amortized Cost	(185,900)
Balance at December 31, 2024	2,940
Additions	-
Payments	-
Transfer of contingent consideration to Amortized Cost	-
Balance at December 31, 2025	2,940

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement	For the years ended December 31, 2025 and 2024, the methods, assumptions, and significant unobservable inputs used in the fair value measurement categorized within level 3 of the fair value hierarchy were the following:
	Valuation technique	Significant unobservable input	Relationship of inputs to fair value
Contingent consideration on acquisitions	Income approach- Revenue multiples	Weighted average cost of capital, projected future revenues	The higher the weighted average cost of capital, the lower the fair value. The higher the revenue projections, the higher the fair value.

Exposure premium	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Subscription rights	Income approach- Monte carlo	Future cash flow projections, discount rate, future interest rates, market volatility, probability of occurrence of future liquidity events	The higher the discount rate, the lower the fair value. The higher the probability of a liquidity event, the higher the fair value.

Schedule of Liquidity Risk
	12/31/2025
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	56,897	-	56,897
Other liabilities	841	-	841
Loans and financing	569	189	758
Debentures(i)	7,992	-	7,992
Deferred and contingent consideration	277,348	-	277,348
Lease liabilities	1,003	1,154	2,157
Total	344,650	1,343	345,993

	12/31/2024
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	61,284	-	61,284
Other liabilities	775	-	775
Loans and financing	2,512	375	2,887
Debentures(i)	40,740	-	40,740
Deferred and contingent consideration	277,183	-	277,183
Lease liabilities	773	1,118	1,891
Related parties	1,078	-	1,078
Total	384,345	1,493	385,838

(i)	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2025, and 2024, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

Schedule of Contractual Principal Payments Due with Final Maturity	Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities
Debentures	7,992	-	-	7,992

Schedule of Estimating an Increase or a Decrease Profit or Loss

Estimating an increase or a decrease of (i) projected forecast, (ii) 25% or (iii) 50% in interest rate, would increase or decrease profit or loss as follows:

	Scenario I	Scenario II	Scenario III
	(Probable) (ii)	+/-25%	+/-50%
Potential net effect on profit or loss	222	12	(208)

		Exposure	Scenario I	Scenario II	Scenario III
Indicators	12/31/2025	Spot rates (i)	(Probable) (ii)	+/-25%	+/-50%
Assets		15.15%	12.12%	15.15%	18.18%
Short-term investments—101% of CDI	660		(20)	-	20
Exposure to CDI—Assets	660		(20)	-	20
Liability		15.00%	12.00%	15.00%	18.00%
Debentures—100% of CDI	(7,992)		242	12	(228)
Exposure to CDI—Liabilities	(7,992)		242	12	(228)
Net exposure	(7,332)		222	12	(208)

(i)	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.

(ii)	Based on the projected forecast, as of December 31, 2025, as published by the Central Bank of Brazil.